Other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Schedule of other payables
	December 31
	2021	2020

Employees and payroll accruals	1,639	1,910
Liability in respect of purchase of shares (see Note 17c)*	417	-
Related parties	241	225
Deferred revenues	543	462
Other	780	260

	3,620	2,857

•	An amount of $667 was classified from Liability in respect of purchase of shares to current maturities for the year ended 31, December 2020.